Income taxes	12 Months Ended
Dec. 31, 2018
Income taxes
Income taxes

19.         Income taxes

The Company is subject to Income Tax (“ISR”), whose tax rate was 30% for 2018, 2017 and 2016 and will continue at 30% for later years.

In 2008, the Asset Tax Law was repealed, however, under certain circumstances, the IMPAC paid during the ten years prior to the year in which ISR is paid may be recovered, according to the terms of the law.

a.Income tax are as follows:

	Year ended December 31,
	2018		2017		2016
Current ISR	Ps.	1,113,712	Ps.	810,641	Ps.	672,298
Deferred ISR		7,691		2,432		74,484
Income tax expense	Ps.	1,121,403	Ps.	813,073	Ps.	746,782

b.As of December 31, 2018, 2017 and 2016, the principal items comprising the balance of the deferred ISR asset (liability) were:

			December 31,
	2018		2017		2016
Liabilities:
Provisions, allowances and labor obligations	Ps.	163,406	Ps.	116,740	Ps.	99,313
Investment in airport concessions, property, leasehold improvements and equipment, net		(401,735)		(362,866)		(419,384)
Tax loss carryforwards (1)		25,563		9,955		53,004
Recoverable tax on assets		28,619		39,090		48,276
Total liabilities	Ps.	(184,147)	Ps.	(197,081)	Ps.	(218,791)
Assets:
Provisions, allowances and labor obligations	Ps.	188,294	Ps.	217,987	Ps.	190,164
Investments in airport concessions, property, leasehold improvements and equipment, net		(179,805)		(281,119)		(303,839)
Tax loss carryforwards(1)		308,450		411,166		493,778
Total assets	Ps.	316,939	Ps.	348,034	Ps.	380,103
Net deferred ISR asset	Ps.	132,792	Ps.	150,953	Ps.	161,312
(1)

As of December 31, 2018, 2017 and 2016, the Company recognized a deferred tax asset of Ps.334,013, Ps.421,121 and Ps.546,782, respectively, corresponding to the tax losses generated by its subsidiaries. All subsidiaries of the Company expect to benefit from losses in future years based on projections of taxable income and various strategies with favorable tax consequences.

c.The changes in deferred tax during the year are as follows:

			December 31,
	2018		2017		2016
Beginning balance of deferred tax liability, net	Ps.	150,953	Ps.	161,312	Ps.	262,212
Deferred ISR in results		(7,691)		(2,432)		(74,484)
Recoverable tax on assets		(10,466)		(9,186)		(25,356)
Income tax effects recognized in other comprehensive income		(4)		1,259		(1,060)
Ending balance of deferred tax asset, net	Ps.	132,792	Ps.	150,953	Ps.	161,312

d.The reconciliation of the statutory income tax rate and the effective income tax rate as a percentage of net income before income tax is as follows:

		Year ended December 31,
	2018			2017			2016
	Amount		Rate %	Amount		Rate %	Amount		Rate %
Income before income taxes	Ps.	3,985,582		Ps.	2,950,515		Ps.	2,623,283
Current ISR		1,113,712			810,641			672,298
Deferred ISR		7,691			2,432			74,484
Income tax expense and effective rate	Ps.	1,121,403	28.14%	Ps.	813,073	27.56%	Ps.	746,782	28.47%
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		74,272	1.86%		72,082	2.44%		40,203	1.53%
Statutory rate	Ps.	1,195,675	30.00%	Ps.	885,155	30.00%	Ps.	786,985	30.00%

e.Each airport concession has received approval from the Ministry of Finance and Public Credit (Secretaría de Hacienda y Crédito Público) to carry forward their tax losses up to the earlier of the date of which such tax loss carryforwards are utilized by the airport or the date of expiration or liquidation of the concession. The base years and amounts as of December 31, 2018 are as follows:

	Tax loss
Year of Origin	carryforwards
2001	Ps.	5,670
2002		151,714
2003		227,388
2004		300,216
2005		60,461
2006		67,717
2007		91,460
2008		42,579
2009		5,339
2011		30,440
2012		68,666
2013		15,841
2018		5,290
	Ps.	1,072,781

f.In addition to the tax loss carryforwards of the airport concessionaires aforementioned, the Company has tax losses of other subsidiaries other than its concessionaires in the amount of Ps.40,596 the duration of which is 10 years under the Income Tax Law, and the expiration date of which is between 2019 and 2026.

g.In 2018, the Company utilized tax loss carryforwards in the amount of Ps.377,315.

h.The Company recognized the IMPAC paid during 2002 through 2007. In 2013, the Company recognized the deferred tax asset, which it expects to recover subject to certain conditions established in the Income Tax Law. During the periods 2018, 2017 and 2016, Ps.10,471, Ps.9,186 and Ps.25,356, respectively, were recovered. The updated amount as of December 31, 2018 was Ps.28,619.

i.The balances of shareholders’ equity tax accounts as of December 31 are:

	December 31,
	2018		2017		2016
Contributed capital account	Ps.	4,458,342	Ps.	4,258,423	Ps.	3,988,407
Net consolidated tax profit account		1,684,563		1,331,691		1,018,588
Total	Ps.	6,142,905	Ps.	5,590,114	Ps.	5,006,995

k.Dividends paid from profits generated from January 1, 2014 to individuals residing in Mexico and residents abroad may be subject to additional income taxes of up to 10%, which shall be retained by the Company.